UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                         --------------

Date of reporting period:  SEPTEMBER 30, 2003
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               (HODGES FUND LOGO)

                               SEMI-ANNUAL REPORT
                            For the Six Months Ended
                               September 30, 2003

                                  HODGES FUND

November 24, 2003

Dear Shareholders:

First, allow us this opportunity to assure you that the management of the Hodges Fund has never committed any of the questionable practices that some of the other mutual funds have been accused of by the New York Attorney General's office and the SEC. We have never traded after hours nor traded in and out of our own fund. We do own shares; we have since the fund's inception in 1992, and we make regular new investments on the 10th and 20th of every month.

Since we only have one mutual fund to manage and since we get no new "hot issues," we cannot be accused, as are some funds, of favoring one fund in a family of many funds by giving it new issues to pump up its price. We pay Charles Schwab a fee to allow our fund to be one of many in the Schwab One Source platform. Our agreement with them only makes it available on their platform. There is no recommendation on their part, and we cannot be put in the category with some of the other funds of paying the larger brokerage houses cash sums to recommend their family of funds to the brokerage house's clients. I hope this answers any questions you may have about our fund. If not, please feel free to call us.

Turning to our Hodges Fund, the third quarter ending September 30th was unusually strong for our holdings. Net Asset Value was up 14.29% for the quarter, giving us a year-to-date increase of 55.43%.

A number of our small-cap holdings had dramatic gains during the quarter. We took advantage of those gains by partially reducing our downside exposure in those stocks and moved some of the money into higher quality, less volatile stocks as a defensive measure in the event the market has a downturn. The positions we moved into have the potential to increase in value, but appear to have more resistance to a decline if the market should run out of steam.

We did make new investments in large and small companies that still have appreciation potential, while continuing to stick to a strategy having a blend of small, medium, and large-cap stocks that we believe could trade at higher prices over the next 18 months. Some of these stocks are value or contrarian stocks; some are core growth, and a few of them are momentum and high multiple stocks that, because of their volatility, require greater attention.

Our goal is to make our shareholders prosper by taking advantage of opportunities wherever we find them. We resist the temptation of being put in a box. We use a bottom-up approach with our focus being on companies and their cycles as opposed to trying to determine how the market overall will perform.

Our task always is to uncover companies that, for one reason or another, appear to have potential to attract other buyers in the months ahead, thereby producing higher prices and gains for our shareholders. We have a passion for our task, and it has been productive in the past. Of course, there is no guarantee that it will always be so. But, we will continue to be diligent in our endeavors.

A new positive force has recently been injected into the stock market that we feel has not yet been fully appreciated by investors. That is the passage of legislation that will cap taxes on long-term capital gains at a 15% rate. Taxes were also lowered on dividend income to a maximum of 15% with the exception of dividends on Real Estate Investment Trusts (REITs) and Master Limited Partnerships (MLPs), and some hybrid preferred stocks whose income is considered interest payments.

We appreciate your allowing us the privilege of managing a portion of your assets and your financial future. We accept that responsibility soberly and gratefully.

Sincerely,

/s/Don W. Hodges              /s/Craig D. Hodges

Don W. Hodges                 Craig D. Hodges
Co-Portfolio Manager          Co-Portfolio Manager

The opinions expressed above are those of Don Hodges and Craig Hodges and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original investment.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for more complete information regarding holdings.

11/03

SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

SHARES                                                                   VALUE
------                                                                   -----

COMMON STOCKS: 89.0%

AIRLINES: 2.5%
    45,000   Southwest Airlines Co.                                $   796,500
                                                                   -----------

APPAREL: 2.5%
    52,590   Haggar Corp.                                              812,515
                                                                   -----------

AUTOMOBILES: 0.9%
     5,000   Toyota Motor Corp.                                        297,750
                                                                   -----------

BIOMEDICAL: 0.8%
    20,000   EntreMed, Inc.*<F1>                                        94,600
    37,500   Incyte Corp.*<F1>                                         172,875
                                                                   -----------
                                                                       267,475
                                                                   -----------

COMMERCIAL SERVICES: 8.1%
   163,200   Precis, Inc.*<F1>                                         553,248
    59,000   Pre-Paid Legal
               Services, Inc.*<F1>                                   1,381,780
    27,500   Team, Inc.                                                224,125
    10,000   Weight Watchers
               International, Inc.*<F1>                                416,000
                                                                   -----------
                                                                     2,575,153
                                                                   -----------

COMPUTER SERVICES: 8.0%
   200,000   i2 Technologies, Inc.*<F1>                                256,000
    75,000   Intervoice, Inc.*<F1>                                     670,500
   230,000   Tyler Technologies, Inc.*<F1>                           1,628,400
                                                                   -----------
                                                                     2,554,900
                                                                   -----------

COMPUTERS, SOFTWARE & TECHNOLOGY: 5.0%
    60,000   DocuCorp
               International, Inc.*<F1>                                459,600
   365,000   Intrusion, Inc.*<F1>                                      306,600
    30,000   Microsoft Corp.                                           833,700
                                                                   -----------
                                                                     1,599,900
                                                                   -----------

CONSUMER PRODUCTS: 5.8%
    15,000   The Estee Lauder
               Cos., Inc.                                              511,500
    55,000   Helen of Troy Ltd.*<F1>                                 1,332,100
                                                                   -----------
                                                                     1,843,600
                                                                   -----------

CORRECTIONAL SERVICES: 11.5%
    55,000   Cornell Cos., Inc.*                                       904,750
    60,092   Corrections Corp.
               of America*<F1>                                       1,482,470
    75,000   Wackenhut
               Corrections Corp.*<F1>                                1,278,750
                                                                   -----------
                                                                     3,665,970
                                                                   -----------

FINANCIAL: 7.8%
    95,000   Charles Schwab Corp.                                    1,131,450
   149,000   E*TRADE Group, Inc.*<F1>                                1,379,740
                                                                   -----------
                                                                     2,511,190
                                                                   -----------

FOOD & RESTAURANTS: 8.6%
     5,000   Hershey Foods Corp.                                       363,400
    10,000   Krispy Kreme
               Doughnuts, Inc.*<F1>                                    385,000
   360,050   Luby's, Inc.*<F1>                                         907,326
    30,000   Starbucks Corp.*<F1>                                      864,000
     7,940   Tootsie Roll
               Industries, Inc.                                        246,140
                                                                   -----------
                                                                     2,765,866
                                                                   -----------

HEALTH CARE PRODUCTS: 1.3%
   183,800   Female Health Co.*<F1>                                    413,550
                                                                   -----------

INTERNET: 1.6%
    15,000   United Online, Inc.*<F1> (a)<F2>                          520,800
                                                                   -----------

MEDIA: 6.0%
    20,000   AOL Time Warner Inc.*<F1>                                 302,200
    10,000   EchoStar
               Communications Corp.*<F1>                               382,700
    80,000   XM Satellite Radio
               Holdings Inc.*<F1> (a)<F2>                            1,242,400
                                                                   -----------
                                                                     1,927,300
                                                                   -----------

MEDICAL INSTRUMENTS: 1.5%
    10,000   Guident Corp.                                             468,500
                                                                   -----------

OIL & GAS: 1.6%
    10,000   Texas Pacific Land Trust                                  504,000
                                                                   -----------

PHARMACEUTICALS: 1.9%
    20,000   Pfizer Inc.                                               607,600
                                                                   -----------

RETAIL: 6.7%
    35,000   The Home Depot, Inc.                                    1,114,750
    20,000   Sharper Image Corp.*<F1>                                  461,200
    10,000   Wal-Mart Stores, Inc.                                     558,500
                                                                   -----------
                                                                     2,134,450
                                                                   -----------

SEMICONDUCTORS: 5.8%
    51,000   Microtune, Inc.*<F1>                                      126,480
    65,000   Taiwan Semiconductor
               Manufacturing
               Company Ltd.*<F1>                                       703,950
    45,000   Texas Instruments, Inc.                                 1,026,000
                                                                   -----------
                                                                     1,856,430
                                                                   -----------

TELECOMMUNICATION: 1.1%
    50,000   Sycamore
               Networks, Inc.*<F1>                                     245,000
   150,000   Terremark
               Worldwide, Inc.*<F1>                                    105,000
                                                                   -----------
                                                                       350,000
                                                                   -----------

VENTURE CAPITAL: 0.0%
   100,000   Massey Burch
               Venture Fund I (b)<F3>                                    7,575
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $24,995,529)                                                28,481,024
                                                                   -----------

CONTRACTS
---------
OPTIONS PURCHASED: 0.8%

COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
        50   The Goldman Sachs
               Group, Inc./Call
               Jan. 2004/75.00                                          54,000
        10   NASDAQ 100 Index/Put
               Oct. 2003/1,325.00                                       41,200
        50   Texas Instruments Inc./
               Call Jan. 2004/15.00                                     39,500
        50   Toyota Motor Corp./
               Call Jan. 2004/45.00                                     72,500
        50   Toyota Motor Corp./
               Call Jan. 2004/50.00                                     50,500
                                                                   -----------
TOTAL OPTIONS PURCHASED
  (cost $260,850)                                                      257,700
                                                                   -----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENT: 8.1%

MONEY MARKET INVESTMENT:
$2,577,805   Cash Trust Series II -
               Treasury Fund
               (cost $2,577,805)                                     2,577,805
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $27,834,184+<F4>):  97.9%                                   31,316,529
Other Assets less Liabilities: 2.1%                                    686,636
                                                                   -----------
NET ASSETS: 100.0%                                                 $32,003,165
                                                                   -----------
                                                                   -----------

CONTRACTS
---------

CALL OPTIONS WRITTEN:

COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
        50   United Online, Inc./
               Oct. 2003/45.00                                             500
       200   XM Satellite Radio
               Holdings Inc./
               Oct. 2003/17.50                                           6,000
                                                                   -----------
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $14,624)
  (Note 7)                                                               6,500
                                                                   -----------

  *<F1>   Non-income producing security.
(a)<F2>   Portion of the security is pledged as collateral for call options written.
(b)<F3>   Restricted security (see Note 6)
  +<F4>   Unrealized appreciation and depreciation were as follows:
          Gross unrealized appreciation                            $ 6,386,090
          Gross unrealized depreciation                             (2,895,621)
                                                                   -----------
          Net unrealized appreciation                              $ 3,490,469
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2003 (Unaudited)

ASSETS
   Investments in securities, at value (cost $27,834,184)          $31,316,529
   Receivables:
       Securities sold                                               2,845,466
       Fund Shares sold                                                 34,900
       Dividends and interest                                            1,003
   Prepaid expenses                                                      8,442
                                                                   -----------
           Total assets                                             34,206,340
                                                                   -----------

LIABILITIES
   Call options written, at value (premiums received $14,624)            6,500
   Payables:
       Securities purchased and options closed                       1,990,614
       Fund shares redeemed                                            128,859
       Advisor fees                                                     19,827
       Distribution fees                                                17,632
       Fund accounting fees                                              7,629
       Transfer agent fees                                               6,615
       Administration fees                                               5,214
       Custody fees                                                      4,024
   Accrued expenses                                                     16,261
                                                                   -----------
           Total liabilities                                         2,203,175
                                                                   -----------
NET ASSETS                                                         $32,003,165
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $27,685,727
   Undistributed net investment loss                                  (203,442)
   Accumulated net realized gain on
     investments and options                                         1,030,411
   Net unrealized appreciation on investments                        3,490,469
                                                                   -----------
   Net assets                                                      $32,003,165
                                                                   -----------
                                                                   -----------

   NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     ($32,003,165/2,259,821 shares outstanding; unlimited
     number of shares authorized without par value)                     $14.16
                                                                        ------
                                                                        ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (net of $930 Foreign tax withholding)             $    19,465
       Interest                                                          1,634
                                                                   -----------
           Total income                                                 21,099
                                                                   -----------

   Expenses
       Advisory fees                                                   102,567
       Distribution fees                                                30,167
       Administration fees                                              24,133
       Transfer agent fees                                              18,428
       Fund accounting fees                                             12,536
       Audit fees                                                        8,272
       Custody fees                                                      7,521
       Registration fees                                                 7,018
       Reports to shareholders                                           4,758
       Trustee fees                                                      3,761
       Miscellaneous                                                     2,754
       Legal fees                                                        2,004
       Insurance expense                                                   622
                                                                   -----------
           Total expenses                                              224,541
                                                                   -----------
           NET INVESTMENT LOSS                                        (203,442)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS
   Net realized gain on investments                                  3,175,420
   Net realized gain on options                                         23,569
   Net realized gain on options written                                  2,295
   Change in net unrealized appreciation/depreciation
     on investments                                                  7,305,287
                                                                   -----------
       Net realized and unrealized gain
         on investments and options                                 10,506,571
                                                                   -----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $10,303,129
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED          Year
                                                   SEPTEMBER 30,      ENDED
                                                     2003#<F6>   MARCH 31, 2003
                                                   ------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS
   Net investment loss                             $  (203,442)    $  (310,985)
   Net realized gain (loss) on
     investments and options                         3,201,284      (1,131,874)
   Change in net unrealized
     appreciation/depreciation
     on investments                                  7,305,287      (6,593,166)
                                                   -----------     -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                  10,303,129      (8,036,025)
                                                   -----------     -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     derived from net change in
     outstanding shares (a)<F5>                      6,461,618      (2,899,408)
                                                   -----------     -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS          16,764,747     (10,935,433)
                                                   -----------     -----------

NET ASSETS
   Beginning of period                              15,238,418      26,173,851
                                                   -----------     -----------
   End of period                                   $32,003,165     $15,238,418
                                                   -----------     -----------
                                                   -----------     -----------

(a)<F5>  Summary of capital share transactions is as follows:

                                 SIX MONTHS                     YEAR
                                    ENDED                      ENDED
                           SEPTEMBER 30, 2003#<F6>         MARCH 31, 2003
                            Shares         Value        Shares        Value
                            ------         -----        ------        -----
Shares sold                 700,246     $ 9,378,189     170,876    $ 1,875,574
Shares redeemed            (225,846)     (2,916,571)   (491,053)    (4,774,982)
                           --------     -----------    --------    -----------
Net increase (decrease)     474,400     $ 6,461,618    (320,177)   $(2,899,408)
                           --------     -----------    --------    -----------
                           --------     -----------    --------    -----------

#<F6>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED MARCH 31,
                                      SEPTEMBER 30,       ----------------------------------------------------------------
                                        2003#<F8>         2003           2002           2001           2000           1999
                                      -------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                     $ 8.53         $12.43         $ 9.96         $18.18         $16.79         $14.44
                                          ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment loss                   (0.09)         (0.17)         (0.14)         (0.21)         (0.13)         (0.15)
     Net realized and
       unrealized gain (loss)
       on investments                       5.72          (3.73)          2.61          (7.81)          2.36           3.05
                                          ------         ------         ------         ------         ------         ------
Total from
  investment operations                     5.63          (3.90)          2.47          (8.02)          2.23           2.90
                                          ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net realized gain                   --             --             --          (0.20)         (0.84)         (0.55)
                                          ------         ------         ------         ------         ------         ------
     Net asset value,
       end of period                      $14.16         $ 8.53         $12.43         $ 9.96         $18.18         $16.79
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------
Total return                               65.81%^<F9>   (31.38)%        24.80%        (44.29)%        14.13%         21.11%*<F7>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (millions)                     $32.0          $15.2          $26.2          $20.4          $38.8          $35.5
Ratio of expenses to
  average net assets                        1.85%+<F10>    1.96%          1.91%          1.75%          1.75%          1.92%
Ratio of net investment loss
  to average net assets                    (1.68)%+<F10>  (1.62)%        (1.20)%        (1.46)%        (0.77)%        (0.99)%
Portfolio turnover rate                    59.75%^<F9>   103.11%        131.62%        176.08%        126.05%        129.86%

 *<F7> Sales load is not reflected in the total return number. Effective April 20, 1999 the Fund no longer imposed a sales load.
 #<F8>  Unaudited.
 ^<F9>  Not annualized.
+<F10>  Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. Investments in securities traded on a national exchange, or Nasdaq are valued at the last reported sale price on the day of valuation. Securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the bid and ask price. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C.   Securities Transactions, Dividend Income and Distributions.
          Securities transactions are accounted for on the trade date. The cost of securities sold is typically determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Options Contracts. The Fund may purchase a call option on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices.
          When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund as writers of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Hodges Capital Management, Inc. (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser receives a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets. For the six months ended September 30, 2003, the Fund incurred $102,567 in advisory fees.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

          Under $15 million               $30,000
          $15 to $50 million              0.20% of average daily net assets
          $50 to $100 million             0.15% of average daily net assets
          $100 to $150 million            0.10% of average daily net assets
          Over $150 million               0.05% of average daily net assets

     For the six months ended September 30, 2003, the Fund incurred $24,133 in administration fees.

     First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

     For the six months ended September 30, 2003, First Dallas Securities, Inc. received $27,335 in brokerage commissions with respect to the Fund's portfolio transactions.

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. During the six months ended September 30, 2003, the Fund paid fees of $30,167 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding U.S. Government obligations and short-term investments, for the six months ended September 30, 2003, were $16,282,688 and $13,532,368, respectively.

NOTE 6 - INVESTMENTS IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might be realized in the near term, and the difference could be material. As of September 30, 2003, the Fund was invested in the following restricted security:

SECURITY       ACQUISITION DATE    SHARES     COST     VALUE    % OF NET ASSETS
--------       ----------------    ------     ----     -----    ---------------
Massey Burch
Venture Fund I     12/27/95       100,000    67,627   $7,575         0.02%

NOTE 7 - CALL OPTIONS WRITTEN

     The activity in options written during the period ended September 30, 2003, is as follows:

                                                CONTRACTS    PREMIUMS RECEIVED
                                                ---------    -----------------
     Options outstanding, beginning of year         --            $    --
     Options written                               320             18,369
     Options exercised                               0                  0
     Options expired                                 0                  0
     Options closed                                (70)            (3,745)
                                                   ---            -------
     Options outstanding, end of year              250            $14,624
                                                   ---            -------
                                                   ---            -------

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

     The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Funds' officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                          TERM OF         PRINCIPAL                            # OF FUNDS      OTHER
                           POSITION       OFFICE AND      OCCUPATION                           IN COMPLEX      DIRECTORSHIPS
NAME, AGE                  HELD WITH      LENGTH OF       DURING PAST                          OVERSEEN BY     HELD BY
AND ADDRESS                THE TRUST      TIME SERVED     FIVE YEARS                           TRUSTEE         TRUSTEE
-----------                ---------      -----------     -----------                          -----------     -------------
Dorothy A. Berry           Chairman       Indefinite      Talon Industries                     1               Not
(Born 1943)                and            Term            (administrative,                                     Applicable
2020 E. Financial Way      Trustee        Since           management & business
Suite 100                                 May 1991        consulting); formerly
Glendora, CA 91741                                        Chief Operating Officer,
                                                          Integrated Assets
                                                          Management (investment
                                                          advisor and manager) and
                                                          formerly President, Value
                                                          Line, Inc., (investment
                                                          advisory & financial
                                                          publishing firm).

Wallace L. Cook            Trustee        Indefinite      Retired; formerly Senior             1               Not
(Born 1939)                               Term            Vice President, Rockefeller                          Applicable
2020 E. Financial Way                     Since           Trust Co.; Financial
Suite 100                                 May 1991        Counselor, Rockefeller
Glendora, CA 91741                                        & Co.

Carl A. Froebel            Trustee        Indefinite      Private Investor;  formerly          1               Not
(Born 1938)                               Term            Managing Director, Premier                           Applicable
2020 E. Financial Way                     Since           Solutions, Ltd.;  formerly
Suite 100                                 May 1991        President and Founder,
Glendora, CA 91741                                        National Investor Data
                                                          Services, Inc. (investment
                                                          related computer software).

Rowley W.P. Redington      Trustee        Indefinite      President; Intertech                 1               Not
(Born 1944)                               Term            Computer Services Corp.                              Applicable
2020 E. Financial Way                     Since           (consumer electronics and
Suite 100                                 May 1991        computer service and
Glendora, CA 91741                                        marketing); formerly Vice
                                                          President, PRS of New
                                                          Jersey, Inc. (management
                                                          consulting), and Chief
                                                          Executive Officer, Rowley
                                                          Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  -------------------------------

                                          TERM OF         PRINCIPAL                            # OF FUNDS      OTHER
                           POSITION       OFFICE AND      OCCUPATION                           IN COMPLEX      DIRECTORSHIPS
NAME, AGE                  HELD WITH      LENGTH OF       DURING PAST                          OVERSEEN BY     HELD BY
AND ADDRESS                THE TRUST      TIME SERVED     FIVE YEARS                           TRUSTEE         TRUSTEE
-----------                ---------      -----------     -----------                          -----------     -------------
Steven J. Paggioli         Trustee        Indefinite      Consultant, U.S. Bancorp             1               Trustee,
(Born 1950)                               Term            Fund Services, LLC since                             Managers
2020 E. Financial Way                     Since           July 2001; formerly Executive                        Funds
Suite 100                                 May 1991        Vice President, Investment
Glendora, CA 91741                                        Company Administration,
                                                          LLC ("ICA") (mutual fund
                                                          administrator and the Fund's
                                                          former administrator).

Robert M. Slotky           President      Indefinite      Vice President, U.S.                                 Not
(Born 1947)                               Term            Bancorp Fund Services, LLC                           Applicable
2020 E. Financial Way,                    Since           since July 2001; formerly,
Suite 100                                 August 2002     Senior Vice President, ICA
Glendora, CA  91741                                       (May 1997-July 2001); former
                                                          instructor of accounting at
                                                          California State University-
                                                          Northridge (1997).

Eric W. Falkeis            Treasurer      Indefinite      Vice President, U.S.                                 Not
(Born 1973)                               Term            Bancorp Fund Services,                               Applicable
615 E. Michigan St.                       Since           LLC since 1997; Chief
Milwaukee, WI  53202                      August 2002     Financial Officer, Quasar
                                                          Distributors, LLC, since 2000.

Chad E. Fickett            Secretary      Indefinite      Compliance Administrator,                            Not
(Born 1973)                               Term            U.S. Bancorp Fund Services,                          Applicable
615 E. Michigan St.                       Since           LLC since July 2000.
Milwaukee, WI  53202                      March 2002

                                    Advisor
                        HODGES CAPITAL MANAGEMENT, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (877) 232-1222

                                  Distributor
                         FIRST DALLAS SECURITIES, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (800) 388-8512

                                   Custodian
                                U.S. BANK, N.A.
                           425 Walnut Street M/L 6118
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0224

                                    Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, 24th Floor
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  Not applicable for semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   December 5, 2003
            -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Robert M. Slotky
                              -----------------------------------
                               Robert M. Slotky, President

     Date   December 5, 2003
            -----------------------------------------------------


     By (Signature and Title)  /s/ Eric W. Falkeis
                              -----------------------------------
                               Eric W. Falkeis, Treasurer

     Date   December 5, 2003
            -----------------------------------------------------